INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2013	2012
	(In thousands)
ASSETS
Cash and due from banks	$11,654	$3,788
Investment in subsidiaries	251,529	187,890
Other assets	9,165	665
Total Assets	$272,348	$192,343

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$40,723	$50,175
Other liabilities	391	7,635
Shareholders’ equity	231,234	134,533
Total Liabilities and Shareholders’ Equity	$272,348	$192,343

CONDENSED STATEMENTS OF OPERATIONS
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	$(1,025)	$(285)	$1,137
Other income	63	70	64
Total Operating Income	(962)	(215)	1,201

OPERATING EXPENSES
Interest expense	2,317	2,779	2,729
Administrative and other expenses	682	683	958
Total Operating Expenses	2,999	3,462	3,687
Loss Before Income Tax and Equity in Undistributed
Net Income (Loss) of Subsidiaries	(3,961)	(3,677)	(2,486)
Income tax expense (benefit)	(9,053)	-	2
Income (Loss) Before Equity in Undistributed Net
Income (Loss) of Subsidiaries	5,092	(3,677)	(2,488)
Equity in undistributed net income (loss) of subsidiaries	72,417	29,875	(17,712)
Net Income (Loss)	$77,509	$26,198	$(20,200)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Net Income (Loss)	$77,509	$26,198	$(20,200)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET
CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(8,955)	-	-
Share based compensation	84	184	157
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	-	-	1
Increase in other assets	738	(46)	(92)
Increase (decrease) in other liabilities	(5,858)	2,945	(2,404)
Equity in undistributed net (income) loss of subsidiaries operations	(72,417)	(29,875)	17,712
Total Adjustments	(86,408)	(26,792)	15,374
Net Cash Used in Operating Activities	(8,899)	(594)	(4,826)

CASH FLOW FROM INVESTING ACTIVITIES - return of capital from subsidiary	7,500	-	-

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	100,230	2,244	2,245
Redemption of convertible preferred stock and common stock warrant	(81,000)	-	-
Redemption of subordinated debt	(9,452)	-	-
Share based compensation withholding obligation	(513)	-	-
Net Cash From Financing Activities	9,265	2,244	2,245
Net Increase (Decrease) in Cash and Cash Equivalents	7,866	1,650	(2,581)
Cash and Cash Equivalents at Beginning of Year	3,788	2,138	4,719
Cash and Cash Equivalents at End of Year	$11,654	$3,788	$2,138